Consolidated Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Sales	[1]	$ 107,398	$ 105,240	$ 133,753
Cost of sales		73,632	69,146	91,697
Gross profit		33,766	36,094	42,056
Operating expenses
Research and development	[2]	17,244	15,075	14,820
Sales and marketing		6,209	6,647	6,642
General and administrative		4,065	4,159	3,943
Total operating expenses		27,518	25,881	25,405
Operating income		6,248	10,213	16,651
Financial income, net		1,034	1,646	923
Income before income taxes		7,282	11,859	17,574
Income taxes		1,557	1,623	2,937
Net income		$ 5,725	$ 10,236	$ 14,637
Income per share:
Basic income per ordinary share (US$)		$ 0.804	$ 1.361	$ 1.938
Diluted income per ordinary share (US$)		$ 0.800	$ 1.352	$ 1.912
Weighted average number of ordinary shares used to compute basic income per share (in thousands)		7,118,244	7,520,389	7,552,094
Weighted average number of ordinary shares used to compute diluted income per share (in thousands)		7,156,763	7,572,617	7,657,330

[1]	Including sales to related parties in the amount of US$ 1,063 thousand, US$ 0 thousand and US$ 0 thousand in 2018, 2019 and 2020, respectively.
[2]	Including services from related parties in the amount of US$ 311 thousand, US$ 0 thousand and US$ 0 thousand in 2018, 2019 and 2020, respectively.